INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Dec. 31, 2016	Aug. 31, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
"Approved Enterprise" tax rate						25.00%
Dividend distributions, income tax withholding, percentage						15.00%
Percent of "Approved Enterprise" income to be derived from export						25.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				16.00%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent						25.00%	26.50%	26.50%
Subsequent Event [Member]
Income Tax [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent		24.00%
Intellectual Property [Member]
Income Tax [Line Items]
Effective Income Tax Rate Reconciliation, Disposition of Asset, Percent			12.00%
Israeli resident corporation [Member]
Income Tax [Line Items]
Dividend distributions, income tax withholding, percentage						0.00%
Israeli Tax Authority [Member]
Income Tax [Line Items]
Net operating loss carryforwards			$ 121,825			$ 121,825
Foreign Tax Authority [Member]
Income Tax [Line Items]
Net operating loss carryforwards			$ 27,654			$ 27,654
Effective Income Tax Rate Reconciliation, Dividend Distributions Percentage			4.00%
Operating Loss Carryforwards, Expiration Period						expires in the years 2027 to 2035
2014 and thereafter [Member] | Israeli resident individual [Member]
Income Tax [Line Items]
Dividend distributions, income tax withholding, percentage						20.00%
2014 and thereafter [Member] | Non-Israeli resident [Member]
Income Tax [Line Items]
Dividend distributions, income tax withholding, percentage						20.00%
Commencement of Production [Member]
Income Tax [Line Items]
Period of tax benefits, limitation of use						12 years
Approval Date [Member]
Income Tax [Line Items]
Period of tax benefits, limitation of use						14 years
Development Area A [Member]
Income Tax [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					9.00%
Development Area A [Member] | Intellectual Property [Member]
Income Tax [Line Items]
Effective Income Tax Rate Reconciliation, Disposition of Asset, Percent			7.50%
Development Area A [Member] | Israeli Tax Authority [Member]
Income Tax [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			7.50%	9.00%
Scenario, Forecast [Member]
Income Tax [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	23.00%
Scenario, Forecast [Member] | Other Development Area [Member]
Income Tax [Line Items]
Effective Income Tax Rate Reconciliation, Dividend Distributions Percentage					16.00%
Minimum [Member]
Income Tax [Line Items]
Foreign Investors Company Tax Rate						10.00%
Maximum [Member]
Income Tax [Line Items]
Foreign Investors Company Tax Rate						25.00%